TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2011
TRANSACTIONS WITH RELATED PARTIES
NOTE 21.    TRANSACTIONS WITH RELATED PARTIES
Employee Loans and Advances
From time to time, we have made certain retention loans and relocation loans to employees other than executive officers. The retention loans are forgiven over various time periods so long as the employee continues their employment with us. The relocation loans are repaid upon the employee selling his prior residence. As of December 31, 2011 and 2010, these loans, in the aggregate, totaled less than $0.1 million.
Transactions with Affiliates
As discussed in “Note 2. Acquisitions”, in October 2010, we acquired certain subsidiaries, together with associated assets, from OFS, an oilfield services company owned by ArcLight Capital Partners, LLC. At the time of the acquisition, OFS conducted business with companies owned by a former owner and employee of an OFS subsidiary that we purchased. Subsequent to the acquisition, we continued to provide services to these companies. The prices charged to these companies for our services are at rates that are equivalent to the prices charged to our other customers in the U.S. market. As of December 31, 2011 and 2010, our receivables from these related parties totaled $0.2 million and $1.0 million, respectively. Revenues from these customers for the year ended December 31, 2011 were $2.7 million. Revenues from these customers since the date of acquisition through the year ended December 31, 2010 were $1.3 million.
We provide services to an exploration and production company owned by one of our former employees who had been the owner of the business we acquired. The prices charged to this company for these services are at rates that are an average of the prices charged to other customers in the California market where the services are provided. As of December 31, 2011 and 2010, our receivables from this company totaled $0.5 million and $0.2 million, respectively. Revenues from this company totaled $5.2 million, $4.3 million and $3.4 million for the years ended December 31, 2011, 2010 and 2009, respectively.
Board of Director Relationships
A member of our board of directors is the Senior Vice President, General Counsel and Chief Administrative Officer of Anadarko Petroleum Corporation (“Anadarko”), which is one of our customers. Sales to Anadarko were $37.2 million, $49.4 million and $13.6 million for the years ended December 31, 2011, 2010 and 2009, respectively. Receivables outstanding from Anadarko were $5.1 million and $4.9 million as of December 31, 2011 and 2010, respectively. Transactions with Anadarko for our services are made on terms consistent with other customers.
A former member of our board of directors who resigned in May 2011 is a member and managing director of the general partner of the indirect majority owner of one of our customers. Sales to this customer were $1.0 million and $0.4 million for the years ended December 31, 2011 and 2010. Receivables outstanding from this customer were less than$0.1 million and $0.3 million as of December 31, 2011 and 2010, respectively. Transactions with this customer are made on terms consistent with other customers.
A member of our board of directors serves on the United States Advisory Board of the Alexander Proudfoot practice of Management Consulting Group PLC (“Proudfoot”), which provided consulting services to us during 2011 related to our general and administrative cost restructuring initiative. Payments to Proudfoot were $4.1 million for the year ended December 31, 2011. There were no payments made to Proudfoot in the years ended December 31, 2010 and 2009.